SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts	$ 100,385		$ 100,385		$ 42,408	$ 1,500	$ 0
Depreciation expense			12,084	15,141	27,484	25,686	22,783
Amortization of intangible assets			6,509	13,972	28,776	29,159
Debt discounts					2,706,920	28,719
Debt discount on notes payable					1,102,680	0
Amortization expense related to debt discount					1,604,240	28,719	0
Sales returns					27,168	20,726	13,734
Deferred Revenue	1,219,072		1,219,072		1,144,752
Rebate Expense					34,255
Advertising expenses					65,944	19,408	25,698
Research and development expenditures	1,747,084	833,342	3,312,285	1,245,303	4,492,362	107,241	65,402
Anti-dilutive shares excluded from earnings per share calculation					25,926,987	13,639,845
Reverse Split Shares
Anti-dilutive shares excluded from earnings per share calculation					96,618,626	165,752
Equipment
Depreciation expense					19,904	23,962	5,105
Leasehold Improvements
Depreciation expense					7,580	1,724
Website
Amortization of intangible assets							$ 17,678